FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS	FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS
As of December 31, 2020 and 2019, our assets and liabilities that were accounted for at fair value were cash and cash equivalents, restricted cash and liabilities to issue warrants in exchange for a service provided.
Fair value measurements are categorized in one of the following three levels based on the lowest level input that is significant to the fair value measurement in its entirety:
Level 1- Inputs to the valuation methodology are unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2- Observable inputs other than quoted prices in active markets for identical assets or liabilities include:
a.quoted prices for similar assets or liabilities in active markets;
b.quoted prices for identical or similar assets or liabilities in inactive markets;
c.inputs other than quoted prices that are observable for the asset or liability;
d.inputs that are derived principally from or corroborated by observable market data by correlation or other means.
If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.
Level 3- Inputs to the valuation methodology are unobservable (i.e., supported by little or no market activity) and significant to the fair value measure.
The liabilities to issue warrants are evaluated at each reporting period to determine if that liability still exists. At each reporting period, the Company recalculates the value of the potential warrants using the Black-Scholes model with Level 2 inputs updated as of the balance sheet date.
Assets and liabilities measured at fair value on a recurring basis were as follows:

		Fair Value Hierarchy
	December 31, 2020	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$57,936	$57,936	$—	$—
Restricted cash	60	60	—	—
Total assets	57,996	57,996	—	—

		Fair Value Hierarchy
	December 31, 2019	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$8,791	$8,791	$—	$—
Restricted cash	58	58	—	—
Total assets	8,849	8,849	—	—
Liabilities to issue warrant	$448	$—	$—	$448
The carrying amount of the Company’s short-term notes and PPP loan approximates fair value due to their short-term nature and the loans carry a current market rate, a Level 2 input. The carrying amount of the Company's convertible promissory note approximates fair value based upon market interest rates available to us for debt of similar risk and maturities, a Level 2 input. Refer to Note 12, Debt, for further information regarding the Company’s short-term notes, PPP loan and convertible promissory note.